Supplement, dated April 1, 2008, to the Prospectus
                                       for
                       Seligman Cash Management Fund, Inc.
                                (the "Cash Fund")

The changes described below relate to the Cash Fund. For related changes to the other Seligman Mutual Funds, see the supplements dated April 1, 2008 to those Funds' prospectuses.

Name Change and other matters relating to Existing Class C shares

Class C shares of the Cash Fund will be re-named Class C2 shares at the close of business on May 16, 2008. Orders for the purchase, exchange or redemption of Class C shares of the Cash Fund received by Seligman Advisors or an authorized financial intermediary prior to the close of the New York Stock Exchange on May 16, 2008 will be accepted in accordance with the Cash Fund's prospectus.

After May 16, 2008, Class C2 shares will be closed. No purchases of Class C2 shares or exchanges into Class C2 shares will be accepted. (Distributions on Class C2 shares may be reinvested in Class C2 shares.) Class C2 shares may be redeemed or exchanged for Class C shares of other Seligman mutual funds. Any Class C2 shares that were issued upon exchange from another Seligman mutual fund will be subject to a 1% CDSC if redeemed within 18 months (or one year, if original purchase was through level load intermediaries) of the original date of purchase. With respect to current Class C shares or Class C2 shares of the Cash Fund that you acquired through a direct purchase of shares of the Cash Fund (i.e., shares not acquired via an exchange), these shares will not begin to age for purposes of determining the applicability of any CDSC until you exchange these shares for Class C shares of another Seligman mutual fund.


If you are considering purchasing shares of the Cash Fund after May 16, 2008, you may want to consider new Class C shares, as described below under "Name Change and other matters relating to Class D shares" Please consult your financial adviser for assistance in selecting the appropriate class of shares.

The re-naming and closing of Class C2 shares will not affect the value of your investment in the Cash Fund. All Class C2 shareholders will receive a confirmation detailing the change of name.

On or after July 1, 2008, the Cash Fund reserves the right to convert any Class C2 shares into new Class C shares (as described below) of the Cash Fund when a shareholder's account balance in respect of Class C2 shares falls below $10,000.

Name Change and other matters relating to Class D shares

Effective as of the close of business on May 16, 2008, the Cash Fund's Class D shares will be re-named as a new Class C shares. (The class of shares currently designated Class C shares will be re-named Class C2 shares, as described above.) Class D shares will no longer be available. All orders (i.e., purchases, exchanges and redemptions) for Class D shares of the Cash Fund received by Seligman Advisors or an authorized financial intermediary prior to the close of the New York Stock Exchange on or before May 16, 2008 will continue to be accepted in accordance with the Cash Fund's prospectus. Orders for Class D shares will not be accepted after May 16, 2008.

New Class C shares and Class D shares are identical in their terms, and the value of an investment in the Cash Fund will not change as a result of a Class D shareholder becoming a new Class C shareholder. After Class D shares are re-named as Class C shares, all new Class C shareholders of the Cash Fund will receive a confirmation detailing the change.

Each of the name changes described above will take place automatically. Shareholders need not take any action.

                        Supplement, dated April 1, 2008,
                                     to the
       Statement of Additional Information, dated May 1, 2007 (the "SAI"), for Seligman Cash Management Fund, Inc.
                                (the "Cash Fund")


BACKGROUND

As described in a supplement, dated April 1, 2008, to the Cash Fund's prospectus, dated May 1, 2007, Class C shares of the Cash Fund issued and outstanding on the close of business on May 16, 2008 (the "Conversion Date") ("Existing Class C shares") will be re-named as Class C2 shares. Additionally, the Cash Fund's Class D shares issued and outstanding on the close of business on the Conversion Date will be re-named as a new Class C shares, and Class D shares will no longer be available. The following changes are being made to the Cash Fund's SAI.

CLASS D BECOMES CLASS C

Because Class D shares of the Cash Fund will be re-named as Class C on the Conversion Date, and Class D shares of the Cash Fund will no longer be available, the description of the payment structure of the Cash Fund's 12b-1 Plan in respect of Class D shares, as set forth in the Cash Fund's SAI under the caption "Investment Advisory and Other Services -- Rule 12b-1 Plan -- Class D," will no longer be relevant after the Conversion Date.

In connection with Class D shares of the Cash Fund being re-named as Class C shares on the Conversion Date, after the Conversion Date, the description of the payment structure of the Cash Fund's 12b-1 Plan in respect of Existing Class C will no longer be relevant, and the following description of the payment structure of the Cash Fund's 12b-1 Plan in respect of new Class C shares is added, effective as of the Conversion Date, to the information in the Cash Fund's SAI under the caption "Investment Advisory and Other Services -- Rule 12b-1 Plan -- Class C":

Class C

Under the 12b-1 Plan, the Fund, with respect to Class C shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of 0.75% of the average daily net assets attributable to such Class C shares is used, along with any contingent deferred sales charges ("CDSC") proceeds, to (1) reimburse Seligman Advisors for its (A) payment at the time of sale of Class C shares of a 0.75% sales commission to Service Organizations or (B) ongoing payment of 0.75% of the average daily net assets attributable to such Class C shares to Service Organizations who elect not to receive a time-of-sale payment and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of 0.25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale) and for its ongoing payment of a service fee of 0.25% of the average daily net assets attributable to such Class C shares to those Service Organizations who elect not to receive a time-of-sale payment. The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations as service fees at either the time of sale or the ongoing services fees paid to Service Organizations who elect not to receive such service fee at the time of sale. After the initial one-
year period following a sale of Class C shares, the 12b-1 fee attributable to such Class C shares sold by Service Organizations is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The amounts expended by Seligman Advisors in any one year with respect to Class C shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class C shares in one year to be paid from Class C 12b-1 fees in any other year; however, in any year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

If the Fund's 12b-1 Plan is terminated in respect of Class C shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class C shares.

EXISTING CLASS C SHARES BECOMES CLASS C2 SHARES

In connection with Existing Class C shares of the Cash Fund being re-named as Class C2 shares effective as of the Conversion Date, the following description of the payment structure of the Cash Fund's 12b-1 Plan in respect of Class C2 shares is added, effective as of the Conversion Date, to the information in the Cash Fund's SAI under the caption "Investment Advisory and Other Services -- Rule 12b-1 Plan":

Class C2

Under the 12b-1 Plan, the Fund, with respect to Class C2 shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C2 shares (or any predecessor class of shares) of the Fund which were issued by an exchange of Class C shares of another Seligman mutual fund ("Exchanged Class C shares"). No 12b-1 fees are paid in respect of Class C2 shares of the Fund which were directly purchased through brokers or financial advisors (i.e., Class C2 shares of the Fund purchased directly from brokers and financial advisors). The 12b-1 fee is used by Seligman Advisors as follows: During the first year following the original sale of Exchanged Class C shares, a distribution fee of 0.75% of the average daily net assets attributable to Exchanged Class C shares is used, along with any CDSC proceeds on Exchanged Class C shares redeemed during the first twelve months or eighteen months, as applicable, to (1) reimburse Seligman Advisors for its (A) payment at the time of the original sale of the Exchanged Class C shares of a 0.75% sales commission to Service Organizations or (B) ongoing payment of 0.75% of the average daily net assets attributable to such Exchanged Class C shares to Service Organizations who elect not to receive a time-of-sale payment and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the original sale of Exchanged Class C shares, a service fee of up to 0.25% of the average daily net assets attributable to such Exchanged Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of the Exchanged Class C shares of a service fee of 0.25% of the net asset value of the Exchanged Class C shares sold (for shareholder services to be provided to Class C2 shareholders over the course of the one year immediately following the sale) and for its ongoing payment of a service fee of 0.25% of the average daily net assets attributable to such Exchanged Class C shares to those Service Organizations who elect not to receive a time-of-sale payment. The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations as service fees at either the time of sale or the ongoing services fees paid to Service Organizations who elect not to receive such service fees at the time of sale. After the initial one-year period following an original sale of Exchanged Class C shares, the 12b-1 fee attributable to such Exchanged Class C shares sold by Service Organizations is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The amounts expended by Seligman Advisors in any one year with respect to Class C2 shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class C2 shares in one year to be paid from Class C2 12b-1 fees in any other year; however, in any year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

If the Fund's 12b-1 Plan is terminated in respect of Class C2 shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class C2 shares.

CLASS D SHARES NO LONGER AVAILABLE

Effective on the Conversion Date, the section of the Cash Fund's SAI under the heading "Capital Stock and Other Securities -- Class D" is deleted in its entirety. As of such date, Class D shares will no longer be available.

PURCHASE OF NEW CLASS C SHARES

Effective on the Conversion Date, the information in the Cash Fund's SAI under the heading "Capital Stock and Other Securities -- Class C" is superseded and replaced in its entirety with the following:

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class C shares are subject to a CDSC of 1% imposed on certain redemptions within one year of purchase (or, in the case of Class C shares acquired upon exchange, within one year of the purchase of the original Class C Shares), charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class C shares do not convert to Class A shares.

CLASS C2 SHARES NOT AVAILABLE FOR PURCHASE

Effective on the Conversion Date, the following is hereby added to the section of the Cash Fund's SAI immediately preceding the description of "Class I" shares under heading "Capital Stock and Other Securities":

Class C2

Class C2 shares are not offered for sale by the Fund. Class C2 shares (or any predecessor class of shares) acquired by an exchange of Class C shares from another Seligman mutual fund are subject to a CDSC of 1% if redeemed within 18 months (or one year, if original purchase was through level load intermediaries) of the original date of purchase, charged as a percentage of the current net asset value or original purchase price, whichever is less. Unlike Class B shares, Class C2 shares do not convert to Class A shares.

With respect to Class C2 shares of the Cash Fund that you acquired through a direct purchase of shares of the Cash Fund (i.e., shares not acquired via an exchange), these shares will not begin to age for purposes of determining the applicability of any CDSC until you exchange these shares for Class C shares of another Seligman mutual fund.

On or after July 1, 2008, the Fund reserves the right to convert any Class C2 shares into new Class C shares of the Fund when a shareholder's account balance in respect of Class C2 shares falls below $10,000. If the Fund exercises its right to convert your Class C2 shares into new Class C shares of the Fund, any Class C2 shares (or any predecessor class of shares) that were issued upon exchange from another Seligman mutual fund will be subject to a 1% CDSC if redeemed within 18 months (or one year, if original purchase was through level load intermediaries) of the original date of purchase.

                                       3